Reportable segments (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Investments	$ 6,993	$ 9,719
Non-operating corporate
Total Investments	5,604	7,439
Infrastructure [Member]
Total Investments	1,389	2,280
Telecommunications [Member]
Total Investments	$ 0	$ 0